Label	Element	Value
AdvisorShares Focused Equity ETF (Prospectus Summary) | AdvisorShares Focused Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES FOCUSED EQUITY ETF NYSE Arca Ticker: CWS
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Focused Equity ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a focused group of U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The investment strategy is expected to result in low turnover with an expected average holding period of at least one year. The investment strategy typically identifies large- and mid-capitalization stocks, although the Fund also may invest in certain small-capitalization or micro-capitalization stocks to a lesser extent and at certain times.

The Advisor allocates the Fund’s portfolio investments using research obtained from a proprietary model developed by Edward J. Elfenbein, which uses a variety of methods for security selection and focuses on firms that are fundamentally sound and have shown consistency in their financial results and high earnings quality. The model looks for stocks with a strong history of sales and earnings growth or companies that have steadily increased their earnings and dividends for several years. Often, these companies have strong operating histories with dominant position in their respective markets and proven management teams. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their intrinsic value, as measured by the model. Typically, on an annual basis, the Advisor will remove only a small number of the securities in the portfolio and replace them with the same number of new securities that better fit the Advisor’s security selection criteria.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk.
ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Equity Risk.
The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk.
In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Large-Capitalization Risk.
Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk.
The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk.
Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk.
Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Models and Data Risk.
When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Small-Capitalization Risk.
Security prices of small cap companies may be more volatile than those of larger companies and therefore the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in securities issued by larger-cap companies. These risks are even greater for micro-cap companies.

Trading Risk.
Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date total return

as of September 30, 2021 was 6.74%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/ Ye ar
Highest Return	16.56%	2Q/2020
Lowest Return	-17.85%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.85%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

AdvisorShares Focused Equity ETF (Prospectus Summary) | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
MANAGEMENT FEES (fluctuates based on the Fund's performance relative to the S&P 500 Index)	rr_ManagementFeesOverAssets	0.66%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.53%
TOTAL ANNUAL OPERATING EXPENSES	rr_ExpensesOverAssets	1.19%
FEE WAIVER/EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[1]
TOTAL ANNUAL OPERATING EXPENSES AFTER RECAPTURE	rr_NetExpensesOverAssets	0.66%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
1 YEAR	rr_ExpenseExampleYear01	$ 67
3 YEARS	rr_ExpenseExampleYear03	325
5 YEARS	rr_ExpenseExampleYear05	603
10 YEARS	rr_ExpenseExampleYear10	$ 1,396
2017	rr_AnnualReturn2017	20.67%
2018	rr_AnnualReturn2018	(5.70%)
2019	rr_AnnualReturn2019	30.41%
2020	rr_AnnualReturn2020	16.92%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	16.92%
Since Inception	rr_AverageAnnualReturnSinceInception	14.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2016
AdvisorShares Focused Equity ETF (Prospectus Summary) | AdvisorShares Focused Equity ETF | Return After Taxes on Distributions | AdvisorShares Focused Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.84%
Since Inception	rr_AverageAnnualReturnSinceInception	14.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2016
AdvisorShares Focused Equity ETF (Prospectus Summary) | AdvisorShares Focused Equity ETF | Return After Taxes on Distributions and Sale of Fund Shares | AdvisorShares Focused Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.07%
Since Inception	rr_AverageAnnualReturnSinceInception	11.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2016
AdvisorShares Focused Equity ETF (Prospectus Summary) | AdvisorShares Focused Equity ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	16.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2016

[1]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a percentage of the Fund’s average daily net assets equal to the annual rate of the management fee, which can range from 0.65% to 0.85% due to a performance-based adjustment, for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.